Basis of preparation	6 Months Ended
Jun. 30, 2021
Basis of preparation
Basis of preparation

A       Basis of preparation

A1     Basis of preparation and exchange rates

These condensed consolidated interim financial statements for the six months ended 30 June 2021 have been prepared in accordance with both IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and IAS 34 as adopted for use in the UK. The Group’s policy for preparing this interim financial information is to use the accounting policies adopted by the Group in its last consolidated financial statements, as updated by any changes in accounting policies it intends to make in its next consolidated financial statements as a result of new or amended IFRS and other policy improvements. At 30 June 2021, there were no unadopted standards effective for the period ended 30 June 2021 which impact the condensed consolidated financial statements of the Group, and there were no differences between IFRS adopted for use in the UK and IFRS issued by the IASB in terms of their application to the Group.

The accounting policies applied by the Group in determining the IFRS basis results in this report are the same as those previously applied in the Group’s consolidated financial statements for the year ended 31 December 2020, as disclosed in the 2020 Form 20-F, aside from those discussed in note A2 below.

In 2021, the Group changed its operating segments for financial reporting under IFRS 8, ‘Operating Segments’ as discussed further in note B1.3 and has reclassified Jackson as held for distribution and discontinued operations as discussed further below.

These 2020 consolidated financial statements do not represent Prudential’s statutory accounts for the purpose of the UK Companies Act 2006.

Going concern basis of accounting

The Directors have made an assessment of going concern covering a period of at least 12 months from the date that these financial statements are approved. In making this assessment, the Directors have considered both the Group’s current performance, solvency and liquidity and the Group’s business plan taking into account the Group’s principal risks and the mitigations available to it which are described in Group Risk Framework. The proposed demerger of Jackson from the Group is expected to occur within the period covered by the assessment. The Directors have therefore considered the ability of the Group to continue as a going concern in its current form (ie the Group including Jackson) as well as the more likely scenario that the demerger proceeds (ie the Group excluding Jackson).

The assessment also includes consideration of the results of key market risk stress and scenario testing over the assessment period covering the potential impact of up or down equity market and interest rate movements, corporate credit spread widening, and an elevated level of credit losses. The current situation on Covid-19 is not expected to impact the ability of the Group to continue as a going concern.

Based on the above, the Directors have a reasonable expectation that the Company and the Group have adequate resources to continue their operations for a period of at least 12 months from the date that these financial statements are approved. No material uncertainties that may cast significant doubt on the ability of the Group to continue as a going concern have been identified. The Directors therefore consider it appropriate to continue to adopt the going concern basis of accounting in preparing these interim financial statements for the period ended 30 June 2021.

Discontinued operations

On 28 January 2021, the Board announced that it had decided to pursue the separation of its US operations (Jackson) from the Group through a demerger, whereby shares in Jackson would be distributed to Prudential shareholders, subject to regulatory and shareholder approvals. In accordance with IFRS 5, ‘Non-Current Assets Held for Sale and Discontinued Operations’, the Group’s US operations have been classified as held for distribution and discontinued operations in these condensed consolidated financial statements.

In order to present the results of the continuing operations on a comparable basis, and consistent with IFRS 5 requirements, loss after tax attributable to the discontinued US operations in half year 2021 has been shown in a single line in the income statement with 2020 comparatives being restated accordingly, with further analysis provided in note D1.2. Notes B1 to B4 have also been prepared on this basis.

IFRS 5 does not permit the comparative 31 December 2020 statements of financial position to be re-presented, as the US operations were not classified as discontinued at these dates. In the related balance sheet notes, prior period balances have been presented to show the amounts from discontinued US operations separately from continuing operations in order to present the results of the continuing operations on a comparable basis. Additionally, in the analysis of movements in Group’s assets and liabilities between the beginning and end of the periods, the balances of the discontinued US operations are removed from the opening balances to show the underlying movements from continuing operations.

Exchange rates

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD) were:

USD : local currency	Closing rate at period end		Average rate for the period to date
	30 Jun 2021	31 Dec 2020	Half year 2021	Half year 2020
Chinese yuan (CNY)	6.46	6.54	6.47	7.03
Hong Kong dollar (HKD)	7.77	7.75	7.76	7.76
Indian rupee (INR)	74.33	73.07	73.33	74.16
Indonesian rupiah (IDR)	14,500.00	14,050.00	14,273.32	14,574.24
Malaysian ringgit (MYR)	4.15	4.02	4.10	4.25
Singapore dollar (SGD)	1.34	1.32	1.33	1.40
Taiwan dollar (TWD)	27.86	28.10	28.02	30.00
Thai baht (THB)	32.06	30.02	30.83	31.62
UK pound sterling (GBP)	0.72	0.73	0.72	0.79
Vietnamese dong (VND)	23,016.00	23,082.50	23,044.83	23,303.21

A2     New accounting pronouncements in 2021

The IASB has issued the following new accounting pronouncements to be effective from 1 January 2021:

-	Amendments to IFRS 7, IFRS 9, IAS 39, IFRS 4 and IFRS 16 ‘Interest Rate Benchmark Reform – phase 2’ issued in August 2020;
-	Amendments to IFRS 16, ‘Covid-19 Related Rent Concession beyond 30 June 2021’ issue in March 2021; and
-	Amendments to IFRS 4, ‘Extension of temporary IFRS 9 exemption until 1 January 2023’.

The adoption of these pronouncements have had no significant impact on the Group financial statements.